As filed with the Securities and Exchange Commission on May 16, 2014

Securities Act File No. 333-32798

Investment Company Act File No. 811-8727

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 14	☒

(Check appropriate box or boxes)

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

General Counsel

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019 - 6099

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒          immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 13 to the Registration Statement of SunAmerica Senior Floating Rate Fund, Inc. (the “Corporation”) on Form N-1A hereby incorporates Parts A, B and C from the Corporation’s PEA No. 12 on Form N-1A filed on April 29, 2014.  This PEA No. 13 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 12 to the Corporation’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 16th day of May, 2014.

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Registrant)

By :	/s/ John Genoy
John Genoy
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

	Signatures	Titles	Date

	/s/ John Genoy	President (Principal Executive Officer)	May 16, 2014
John Genoy

	*	Director	May 16, 2014
Peter A. Harbeck

	/s/ Donna M. Handel	Treasurer (Principal Financial	May 16, 2014
	Donna M. Handel	and Accounting Officer)

	*	Director	May 16, 2014
Richard W. Grant

	*	Director	May 16, 2014
Stephen J. Gutman

	*	Director	May 16, 2014
William F. Devin

	*	Director	May 16, 2014
Dr. Judith L. Craven

	*	Director	May 16, 2014
William J. Shea

*By:	/s/ Thomas D. Peeney		May 16, 2014
Thomas D. Peeney
Attorney-in-Fact

* Pursuant to a power of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase